ECONOMIC DEPENDENCE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of acquisition of economic dependence [Abstract]
Schedule of sales to individual customers exceeding 10% revenues
December 31,
2020
Customer A	$5,134,327
Customer B	$1,871,092
December 31,
2019
Customer A	$3,069,670
Customer B	$736,959